Organisation and basis of preparation	6 Months Ended
Jun. 30, 2021
Organisation and basis of preparation [Abstract]
Organisation and basis of preparation

1 Organisation and basis of preparation

Organisation and principal activities

Equinor ASA, originally Den Norske Stats Oljeselskap AS, was founded in 1972 and is incorporated and domiciled in Norway. The address of its registered office is Forusbeen 50, N-4035 Stavanger, Norway.

The Equinor group’s (Equinor’s) business consists principally of the exploration, production, transportation, refining and marketing of petroleum and petroleum-derived products, and other forms of energy. Equinor ASA is listed on the Oslo Børs (Norway) and the New York Stock Exchange (USA).

All of Equinor's oil and gas activities and net assets on the Norwegian continental shelf are owned by Equinor Energy AS, a 100% owned operating subsidiary of Equinor ASA. Equinor Energy AS is co-obligor or guarantor of certain debt obligations of Equinor ASA.

Following changes in Equinor's internal reporting to management, the composition of Equinor's operating and reporting segments changed as of the first quarter 2021. Segment information for prior periods has been reclassified to align with the new segment presentation. Certain further changes to Equinor’s operating segments took effect on 1 June 2021, but this did not impact the reporting segments, and no reclassifications were required. For more information, see note 2 Segments to these condensed interim financial statements.

Equinor's condensed interim financial statements for the second quarter of 2021 were authorised for issue by the board of directors on 27 July 2021.

Basis of preparation

These condensed interim financial statements are prepared in accordance with International Accounting Standard 34 Interim Financial Reporting as issued by the International Accounting Standards Board (IASB) and as adopted by the European Union (EU). The condensed interim financial statements do not include all the information and disclosures required by International Financial Reporting Standards (IFRS) for a complete set of financial statements, and these condensed interim financial statements should be read in conjunction with the Consolidated annual financial statements for 2020. IFRS as adopted by the EU differs in certain respects from IFRS as issued by the IASB, but the differences do not impact Equinor's financial statements for the periods presented. A description of the significant accounting policies applied in preparing these condensed interim financial statements is included in Equinor's Consolidated annual financial statements for 2020.

There have been no changes to the significant accounting policies during 2021 compared to the Consolidated annual financial statements for 2020.

The condensed interim financial statements reflect all adjustments which are, in the opinion of management, necessary for a fair presentation of the financial position, results of operations and cash flows for the dates and interim periods presented. Interim period results are not necessarily indicative of results of operations or cash flows for an annual period. Certain amounts in the comparable periods in the note disclosures have been reclassified to conform to current period presentation. The subtotals and totals in some of the tables may not equal the sum of the amounts shown due to rounding.

The condensed interim financial statements are unaudited.

Use of estimates

The preparation of financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of policies and reported amounts of assets, liabilities, income and expenses. The estimates and associated assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances, the results of which form the basis for making the judgments about carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates. The estimates and underlying assumptions are reviewed on an on-going basis, considering current and expected future market conditions. A change in an accounting estimate is recognised in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods. The ongoing Covid-19 pandemic creates additional estimation uncertainties and impacts key assumptions applied by Equinor in the valuation of our assets and the measurement of our liabilities. Reference is made to note 2 Significant accounting policies in Equinor’s Consolidated annual financial statements for 2020 and to note 8 Impact of the Covid-19 pandemic to these condensed interim financial statements for further information.